[LETTERHEAD OF AIG SUNAMERICA ASSET MANAGEMENT CORP.]

VIA EDGAR

December 24, 2009

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	AIG Series Trust
Securities Act File No. 333-111662
Investment Company Act File No.811-21482
Post-Effective Amendment No. 17

Ladies and Gentlemen:

On behalf of AIG Series Trust (the “Trust,” the individual series of which are referred to as the “Funds”), we herewith transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 17 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act in order to bring each Fund’s prospectus into compliance with the requirements of amended Form N-1A.

On or around February 26, 2010, the Trust will file a subsequent post-effective amendment pursuant to Rule 485(b) under the 1933 Act that will bring the Funds’ financial statements and other information up to date under Section 10(a)(3) of the 1933 Act.

If you have any questions or comments concerning the Amendment, please call me at (201) 324-6378.

Very truly yours,

/s/John McLean
John McLean

Enclosures